Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES 2.4%
170,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	$170,835
100,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	102,780
220,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (1)	237,040
200,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (1)	201,811
68,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 12/15/22	68,730
450,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (1)	456,394
	TOTAL ASSET-BACKED SECURITIES (Cost $1,246,861)	1,237,590
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	272,981
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	164,914
252,585	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	263,262
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	161,604
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (2)	210,141
180,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	192,776
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (2)	276,879
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	330,375
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	276,832
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	281,674
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	221,481
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	478,232
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (1)(2)	259,933
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.73%, 9/25/46 (1)(2)	159,565
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (1)(2)	202,103
200,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (1)(2)	215,326
212,527	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	215,563
209,481	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	213,682
151,764	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	152,706
12,995	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	12,993
53,314	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70)%, 0.81%, 9/20/34 (2)	53,467
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	188,625
71,053	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	71,452
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	110,384
80,706	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	84,844
180,244	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	181,495
186,268	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	187,948
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,332,901)	5,441,237
CORPORATE BONDS & NOTES 47.4%
	BASIC MATERIALS 2.3%
	CHEMICALS 1.3%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	122,942
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	185,438
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	105,205
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	188,144
100,000	Nutrien, Ltd., Senior Unsecured Notes, 1.90%, 5/13/23	102,555
		704,284
	IRON & STEEL 0.3%
150,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	158,633
	MINING 0.7%
120,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42 (3)	137,148

March 31, 2021

175,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	$214,343
		351,491
		1,214,408
	COMMUNICATIONS 4.0%
	INTERNET 0.7%
100,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	108,557
100,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	100,716
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	170,537
		379,810
	MEDIA 1.4%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	198,478
175,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	200,218
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	142,397
175,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31	177,922
		719,015
	TELECOMMUNICATIONS 1.9%
228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33 (1)	216,147
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	226,726
165,000	T-Mobile USA, Inc., Guaranteed Notes, 2.25%, 2/15/26	166,186
175,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	203,091
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	164,752
		976,902
		2,075,727
	CONSUMER, CYCLICAL 3.9%
	AUTO MANUFACTURERS 1.0%
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30 (3)	139,246
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	152,550
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	210,643
		502,439
	AUTO PARTS & EQUIPMENT 0.3%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	153,030
	HOME BUILDERS 1.3%
150,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	157,507
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	163,850
127,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (3)	146,050
200,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	222,750
		690,157
	HOME FURNISHINGS 0.4%
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25	217,485
	LODGING 0.3%
150,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29	157,194
	Retail 0.6%
100,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	110,319
100,000	Lowe's Cos., Inc., Senior Unsecured Notes, 1.70%, 10/15/30	93,858
100,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22	103,648
		307,825
		2,028,130
	CONSUMER, NON-CYCLICAL 10.8%
	AGRICULTURE 0.4%
200,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26 (3)	212,879
	BEVERAGES 1.6%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (3)	149,380
150,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27 (3)	149,387
125,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	126,627
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	189,672
200,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	211,480
		826,546
	BIOTECHNOLOGY 0.8%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	153,789
100,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	99,063
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	138,617
		391,469
	COMMERCIAL SERVICES 1.1%
200,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	228,718

Schedule of Investments (unaudited) (continued)

150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26 (3)	$158,644
150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	159,975
		547,337
	FOOD 1.0%
150,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	144,407
175,000	Kroger Co. (The), Senior Unsecured Notes, 2.65%, 10/15/26	184,499
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	174,361
		503,267
	HEALTHCARE PRODUCTS 1.3%
213,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	238,970
125,000	Baxter International, Inc., Senior Unsecured Notes, 2.60%, 8/15/26	132,707
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	165,545
125,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	138,757
		675,979
	HEALTHCARE SERVICES 2.1%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	162,207
150,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	162,346
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	167,327
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	167,165
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29 (3)	154,466
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	101,608
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	152,755
		1,067,874
	HOUSEHOLD PRODUCTS 0.4%
125,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	128,945
100,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	95,069
		224,014
	PHARMACEUTICALS 2.1%
100,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	106,472
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	161,073
125,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27	135,541
100,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25 (3)	106,431
140,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	135,170
175,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	174,440
150,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	165,151
100,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	113,302
		1,097,580
		5,546,945
	ENERGY 4.0%
	OIL & GAS 1.9%
150,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	151,620
125,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	131,806
125,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (3)	143,407
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	158,324
150,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26 (3)	148,258
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	150,997
100,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25 (3)	106,754
		991,166
	OIL & GAS SERVICES 0.3%
150,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25 (3)	150,083
	PIPELINES 1.8%
175,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	195,934
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	279,373
130,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	131,942
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	164,979
125,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	140,431
		912,659
		2,053,908

March 31, 2021

	FINANCIAL 14.3%
	BANKS 8.0%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	$219,684
200,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	219,151
150,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24 (3)	160,699
100,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	110,921
125,000	CIT Group, Inc., Senior Unsecured Notes, (SOFR + 3.83)%, 3.93%, 6/19/24 (2)	132,187
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90)%, 3.35%, 4/24/25 (2)	160,307
130,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	164,105
150,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	160,381
175,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	188,534
175,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	191,935
150,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	165,321
125,000	ING Groep N.V., Senior Unsecured Notes, 3.95%, 3/29/27	138,435
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	225,093
100,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38)%, 3.96%, 11/15/48 (2)	109,956
100,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	101,172
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	250,122
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	162,732
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	218,371
125,000	National Australia Bank, Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	131,194
150,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	150,205
200,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	200,856
550,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	556,014
		4,117,375
	DIVERSIFIED FINANCIAL SERVICES 2.6%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	169,896
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27 (3)	184,005
150,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	169,074
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	161,220
175,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24 (3)	190,641
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	221,311
120,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	130,605
100,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	99,750
		1,326,502
	INSURANCE 1.5%
100,000	Allstate Corp. (The), Senior Unsecured Notes, 1.45%, 12/15/30	91,507
100,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	105,011
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	164,945
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	217,248
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67)%, 5.70%, 9/15/48 (2)	199,858
		778,569
	REITS 2.2%
100,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	106,246
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	108,774
100,000	Crown Castle International Corp., Senior Unsecured Notes, 3.80%, 2/15/28	108,845
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	161,078
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	260,069
100,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	98,806
100,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	101,976
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	194,749
		1,140,543
		7,362,989
	INDUSTRIAL 3.2%
	AEROSPACE & DEFENSE 0.9%
150,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	170,120
120,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	119,081
150,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	168,823
		458,024
	BUILDING MATERIALS 0.5%
125,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	118,773
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	137,470

Schedule of Investments (unaudited) (continued)

		$256,243
	ELECTRONICS 0.5%
100,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	97,766
150,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	167,276
		265,042
	MISCELLANEOUS MANUFACTURERS 0.8%
150,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	174,517
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	215,903
		390,420
	PACKAGING & CONTAINERS 0.5%
145,000	Ball Corp., Guaranteed Notes, 4.00%, 11/15/23	154,153
100,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	110,258
		264,411
		1,634,140
	TECHNOLOGY 2.5%
	COMPUTERS 0.7%
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	158,437
175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	178,564
		337,001
	SEMICONDUCTORS 0.5%
150,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	155,421
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	97,324
		252,745
	SOFTWARE 1.3%
150,000	Citrix Systems, Inc., Senior Unsecured Notes, 4.50%, 12/1/27	170,702
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (3)	172,932
125,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	134,741
100,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	94,774
100,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	103,044
		676,193
		1,265,939
	UTILITIES 2.4%
	ELECTRIC 2.0%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	102,533
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	115,141
100,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	112,878
150,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	150,879
150,000	Florida Power & Light Co., 4.95%, 6/1/35	187,287
100,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	107,782
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	124,218
125,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21 (3)	126,638
		1,027,356
	GAS 0.4%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	196,322
		1,223,678
	TOTAL CORPORATE BONDS & NOTES (Cost $23,830,148)	24,405,864
FOREIGN GOVERNMENT OBLIGATIONS 1.0%
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	209,567
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	155,865
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	163,375
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $501,620)	528,807
LONG-TERM MUNICIPAL SECURITIES 3.7%
	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	207,429
	DISTRICT OF COLUMBIA 0.5%
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	278,856

March 31, 2021

	MICHIGAN 0.4%
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	$218,835
	NEW YORK 0.5%
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	234,342
	TEXAS 1.6%
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	270,201
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	573,874
		844,075
	WASHINGTON 0.3%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	129,827
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,785,323)	1,913,364
RESIDENTIAL MORTGAGE-BACKED SECURITIES 15.1%
24,290	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	26,900
139,058	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	152,584
63,223	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	68,329
36,411	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	38,752
30,941	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	33,445
34,696	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	38,249
57,680	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	62,360
196,210	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	208,717
226,249	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	248,788
152,415	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	163,638
309,342	FHLMC Pool #QB2958, 3.00%, 9/1/50	322,704
239,183	FHLMC Pool #QB3856, 2.00%, 9/1/50	238,646
271,037	FHLMC Pool #QB5314, 2.50%, 11/1/50	278,248
328,892	FHLMC Pool #QB8153, 2.50%, 1/1/51	337,753
241,745	FHLMC Pool #SB8078, 1.50%, 12/1/35	242,991
253,576	FHLMC Pool #SD8023, 2.50%, 11/1/49	260,272
617,043	FHLMC Pool #SD8098, 2.00%, 10/1/50	615,651
299,276	FHLMC Pool #SD8134, 2.00%, 3/1/51	298,600
77,670	FNMA Pool #AB2346, 4.50%, 2/1/41	86,470
67,566	FNMA Pool #AB5231, 2.50%, 5/1/27	70,566
72,652	FNMA Pool #AB5716, 3.00%, 7/1/27	76,795
105,928	FNMA Pool #AB8144, 5.00%, 4/1/37	121,743
85,423	FNMA Pool #AI4285, 5.00%, 6/1/41	98,160
66,247	FNMA Pool #AJ5888, 4.50%, 11/1/41	74,769
299,918	FNMA Pool #AR6394, 3.00%, 2/1/43	318,787
130,930	FNMA Pool #AS5892, 3.50%, 10/1/45	140,023
40,344	FNMA Pool #AS6102, 3.50%, 11/1/45	43,138
72,346	FNMA Pool #AS6205, 3.50%, 11/1/45	77,358
50,692	FNMA Pool #AS6385, 4.00%, 12/1/45	55,358
106,799	FNMA Pool #AS9459, 4.50%, 4/1/47	117,238
102,579	FNMA Pool #AS9562, 3.00%, 5/1/47	107,716
120,894	FNMA Pool #AU4279, 3.00%, 9/1/43	129,716
115,978	FNMA Pool #AV0703, 4.00%, 12/1/43	127,235
53,036	FNMA Pool #AW7362, 2.50%, 8/1/29	55,339
106,426	FNMA Pool #AX0416, 4.00%, 8/1/44	117,774
74,663	FNMA Pool #AY1670, 3.50%, 2/1/45	80,197
67,471	FNMA Pool #AY2728, 2.50%, 2/1/30	70,466
63,717	FNMA Pool #AY4195, 4.00%, 5/1/45	69,820
78,888	FNMA Pool #BA3885, 3.50%, 11/1/45	84,589
219,259	FNMA Pool #CA2320, 3.50%, 9/1/48	237,495
107,115	FNMA Pool #CA5540, 3.00%, 4/1/50	113,220
106,066	FNMA Pool #MA0641, 4.00%, 2/1/31	114,787
131,480	FNMA Pool #MA4012, 2.00%, 5/1/35	135,327
101,712	FNMA Pool #MA4016, 2.50%, 5/1/40	104,588
217,745	FNMA Pool #MA4077, 2.00%, 7/1/50	217,256
187,553	FNMA Pool #MA4119, 2.00%, 9/1/50	187,129
393,503	FNMA Pool #MA4208, 2.00%, 12/1/50	393,421
34,644	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	35,799
22,824	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	23,328
59,489	GNMA II Pool #5332, 4.00%, 3/20/42	66,401
64,605	GNMA II Pool #MA1520, 3.00%, 12/20/43	68,766
37,382	GNMA II Pool #MA2445, 3.50%, 12/20/44	40,073
246,988	GNMA II Pool #MA7054, 3.50%, 12/20/50	263,106
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $7,713,411)	7,760,580
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.1%
250,000	FNMA, 2.38%, 1/19/23	259,947
250,000	FNMA, 2.63%, 9/6/24	268,653
540,000	FNMA, 1.88%, 9/24/26	563,546
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,017,943)	1,092,146
U.S. TREASURY OBLIGATIONS 14.2%
	U.S. TREASURY NOTES & BONDS 14.2%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (3)	160,355
395,000	U.S. Treasury Bonds, 4.38%, 2/15/38	521,523
140,000	U.S. Treasury Bonds, 3.50%, 2/15/39	167,524
155,000	U.S. Treasury Bonds, 1.13%, 5/15/40	126,107
654,000	U.S. Treasury Bonds, 3.00%, 2/15/48	730,871
452,000	U.S. Treasury Bonds, 2.25%, 8/15/49	435,703
100,000	U.S. Treasury Notes, 1.75%, 2/28/22	101,516

Schedule of Investments (unaudited) (continued)

990,000	U.S. Treasury Notes, 1.38%, 6/30/23	$1,015,949
1,505,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,596,593
400,000	U.S. Treasury Notes, 2.13%, 5/31/26	423,016
350,000	U.S. Treasury Notes, 1.50%, 8/15/26	358,299
350,000	U.S. Treasury Notes, 1.13%, 2/28/27	348,824
100,000	U.S. Treasury Notes, 0.63%, 11/30/27	95,289
790,000	U.S. Treasury Notes, 2.75%, 2/15/28	861,100
350,000	U.S. Treasury Notes, 1.63%, 8/15/29	350,998
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $7,106,507)	7,293,667

Shares		Value
SHORT-TERM INVESTMENTS 5.6%
	MONEY MARKET FUNDS 5.6%
1,564,764	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (4)	1,564,764
1,302,395	State Street Navigator Securities Lending Government Money Market Portfolio (5)	1,302,395
		2,867,159
TOTAL SHORT-TERM INVESTMENTS (Cost $2,867,159)		2,867,159
TOTAL INVESTMENTS IN SECURITIES 102.1% (Cost $51,401,873)		$52,540,414
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.1)%		(1,085,117)
NET ASSETS (6) 100%		$51,455,297

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(3)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $3,017,161.
(4)	Rate reflects 7 day yield as of March 31, 2021.
(5)	Securities with an aggregate market value of $3,017,161 were out on loan in exchange for collateral including $1,302,395 of cash collateral as of March 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $51,401,873, aggregate gross unrealized appreciation was $1,729,109, aggregate gross unrealized depreciation was $590,568 and the net unrealized appreciation was $1,138,541.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$1,237,590	$—	$1,237,590
Commercial Mortgage-Backed Securities	—	5,441,237	—	5,441,237
Corporate Bonds & Notes*	—	24,405,864	—	24,405,864
Foreign Government Obligations	—	528,807	—	528,807
Long-Term Municipal Securities*	—	1,913,364	—	1,913,364
Residential Mortgage-Backed Securities	—	7,760,580	—	7,760,580
U.S. Government Agency Obligations	—	1,092,146	—	1,092,146
U.S. Treasury Obligations	—	7,293,667	—	7,293,667
Short-Term Investments	2,867,159	—	—	2,867,159
Total Investments in Securities	$2,867,159	$49,673,255	$—	$52,540,414

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.